Land Use Right, Net	6 Months Ended
Mar. 31, 2023
Land Use Right, Net [Abstract]
LAND USE RIGHT, NET

NOTE 7 — LAND USE RIGHT, NET

Land use right, net, consisted of the following:

	March 31, 2023	September 30, 2022
Land use rights	$233,828	$225,798
Less: accumulated amortization	(67,352)	(62,585)
Land use right, net	$166,476	$163,213

Amortization expense was $2,501 and $2,741 for the six months ended March 31, 2023 and 2022, respectively.

In connection with the Company’s bank borrowings from Bank of Jiangsu, Changzhou Zhongjin pledged land use right of 16,595.64 square meters with a carrying value of RMB 1.6 million (approximately $0.2 million) as collateral (see Note 8).

Estimated future amortization expense for land use rights is as follows:

Years ending March 31,
2024	$5,083
2025	5,083
2026	5,083
2027	5,083
2028	5,083
Thereafter	141,061
$166,476